Exploration and evaluation expenditures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning Balance	$ 594,113	$ 619,113
Acquisitions	60,000	60,000
Royalty payments received	(110,000)	(85,000)
Ending Balance	544,113	594,113
Idaho-Maryland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning Balance
Acquisitions
Royalty payments received
Ending Balance
Buckskin Rawhide East [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning Balance	434,052	519,052
Acquisitions
Royalty payments received	(110,000)	(85,000)
Ending Balance	324,052	434,052
Buckskin Rawhide West [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning Balance	80,029	50,029
Acquisitions	30,000	30,000
Royalty payments received
Ending Balance	110,029	80,029
Koegel Property [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning Balance	80,030	50,030
Acquisitions	30,000	30,000
Royalty payments received
Ending Balance	110,030	80,030
Stewart Property [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning Balance	1	1
Acquisitions
Royalty payments received
Ending Balance	1	1
Rozan Property [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Beginning Balance	1	1
Acquisitions
Royalty payments received
Ending Balance	$ 1	$ 1